Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

June 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 46.1%
Information Technology – 11.9%
Communications Equipment – 0.0%
Lumentum Holdings, Inc.(a)	5,690	$466,751

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	18,130	726,650
Belden, Inc.	11,843	598,901
CDW Corp./DE	39,743	6,941,115
Cognex Corp.	9,750	819,487
IPG Photonics Corp.(a)	990	208,662
Littelfuse, Inc.	2,050	522,320
Novanta, Inc.(a)	3,990	537,692
Shoals Technologies Group, Inc.(a)	11,297	401,044

		10,755,871

IT Services – 2.2%
Amdocs Ltd.	5,159	399,100
Digitalocean Holdings, Inc.(a)	7,216	401,138
Genpact Ltd.	158,376	7,195,022
MongoDB, Inc.(a)	1,790	647,121
PayPal Holdings, Inc.(a)	37,515	10,934,872
Shift4 Payments, Inc. - Class A(a)	6,818	638,983
Visa, Inc. - Class A	98,799	23,101,182

		43,317,418

Semiconductors & Semiconductor Equipment – 2.4%
Cree, Inc.(a)	4,260	417,182
Entegris, Inc.	6,398	786,762
Kulicke & Soffa Industries, Inc.	9,026	552,391
Lattice Semiconductor Corp.(a)	12,740	715,733
MACOM Technology Solutions Holdings, Inc.(a)	7,630	488,930
MaxLinear, Inc. - Class A(a)	8,682	368,898
MKS Instruments, Inc.	3,450	613,928
Monolithic Power Systems, Inc.	2,130	795,448
NVIDIA Corp.	13,478	10,783,748
NXP Semiconductors NV	44,641	9,183,547
ON Semiconductor Corp.(a)	13,010	498,023
QUALCOMM, Inc.	83,842	11,983,537
Synaptics, Inc.(a)	4,330	673,661
Texas Instruments, Inc.	45,322	8,715,421
Universal Display Corp.	2,422	538,483

		47,115,692

Software – 4.7%
Adobe, Inc.(a)	13,218	7,740,989
Avalara, Inc.(a)	3,892	629,726
Citrix Systems, Inc.	41,718	4,892,270
CommVault Systems, Inc.(a)	5,530	432,280
Coupa Software, Inc.(a)	670	175,614
Fair Isaac Corp.(a)	1,420	713,806
HubSpot, Inc.(a)	1,095	638,078
Manhattan Associates, Inc.(a)	5,711	827,181
Microsoft Corp.(b)	208,801	56,564,191

Company	Shares	U.S. $ Value

Monday.com Ltd.(a)	1,386	$309,896
NortonLifeLock, Inc.	285,654	7,775,502
Oracle Corp.(b)	114,387	8,903,884
RingCentral, Inc. - Class A(a)	970	281,863
Smartsheet, Inc. - Class A(a)	9,775	706,928
Varonis Systems, Inc.(a)	10,584	609,850
Zendesk, Inc.(a)	5,480	790,983

		91,993,041

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	233,043	31,917,569
NCR Corp.(a)	8,864	404,287
Western Digital Corp.(a)	113,242	8,059,433

		40,381,289

		234,030,062

Consumer Discretionary – 7.2%
Auto Components – 0.5%
Dana, Inc.	15,962	379,257
Goodyear Tire & Rubber Co. (The)(a)	42,240	724,416
Lear Corp.	2,856	500,600
Magna International, Inc. - Class A (United States)	93,276	8,641,088

		10,245,361

Automobiles – 0.3%
Stellantis NV	284,514	5,607,771

Distributors – 0.3%
LKQ Corp.(a)	119,079	5,861,068
Pool Corp.	1,710	784,309

		6,645,377

Diversified Consumer Services – 0.3%
Chegg, Inc.(a)	46,031	3,825,636
Hillenbrand, Inc.	9,550	420,964
Houghton Mifflin Harcourt Co.(a)	31,112	343,477
Mister Car Wash, Inc.(a)	20,685	445,348

		5,035,425

Hotels, Restaurants & Leisure – 0.2%
Dine Brands Global, Inc.(a)	6,370	568,522
Hilton Grand Vacations, Inc.(a)	10,682	442,128
Papa John’s International, Inc.	5,790	604,708
Planet Fitness, Inc.(a)	5,774	434,494
Scientific Games Corp./DE - Class A(a)	9,880	765,107
Vail Resorts, Inc.(a)	2,000	633,040

		3,447,999

Household Durables – 0.2%
KB Home	14,700	598,584
NVR, Inc.(a)	103	512,250
PulteGroup, Inc.	17,520	956,066

Company	Shares	U.S. $ Value

Taylor Morrison Home Corp. - Class A(a)	14,643	$386,868
Tempur Sealy International, Inc.	14,412	564,806
TopBuild Corp.(a)	2,937	580,880

		3,599,454

Internet & Direct Marketing Retail – 2.1%
Amazon.com, Inc.(a) (b)	8,949	30,785,992
eBay, Inc.	90,782	6,373,804
Etsy, Inc.(a)	21,490	4,423,502

		41,583,298

Leisure Products – 0.0%
Brunswick Corp./DE	5,066	504,675
Latham Group, Inc.(a)	12,846	410,558

		915,233

Specialty Retail – 2.1%
AutoZone, Inc.(a)	7,109	10,608,192
Five Below, Inc.(a)	3,478	672,193
Floor & Decor Holdings, Inc. - Class A(a)	7,570	800,149
Foot Locker, Inc.	8,516	524,841
Home Depot, Inc. (The)(b)	57,547	18,351,163
Lithia Motors, Inc. - Class A	1,925	661,507
National Vision Holdings, Inc.(a)	13,106	670,110
Sally Beauty Holdings, Inc.(a)	30,570	674,680
TJX Cos., Inc. (The)	124,472	8,391,902
Williams-Sonoma, Inc.	3,395	542,012

		41,896,749

Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.	6,440	664,415
Deckers Outdoor Corp.(a)	20,496	7,871,899
Kontoor Brands, Inc.	9,760	550,562
NIKE, Inc. - Class B	81,978	12,664,781
Ralph Lauren Corp.	6,220	732,778
Steven Madden Ltd.	9,860	431,474
Tapestry, Inc.(a)	14,480	629,590

		23,545,499

		142,522,166

Health Care – 5.8%
Biotechnology – 0.8%
ADC Therapeutics SA(a)	8,452	205,806
Allogene Therapeutics, Inc.(a)	8,059	210,179
Arrowhead Pharmaceuticals, Inc.(a)	4,800	397,536
Ascendis Pharma A/S (Sponsored ADR)(a)	1,585	208,507
Biohaven Pharmaceutical Holding Co., Ltd.(a)	3,268	317,257
Blueprint Medicines Corp.(a)	3,156	277,602
Coherus Biosciences, Inc.(a)	11,415	157,869
Instil Bio, Inc.(a)	10,955	211,651
Intellia Therapeutics, Inc.(a)	2,600	420,966
Legend Biotech Corp. (ADR)(a)	5,199	213,419

Company	Shares	U.S. $ Value

Regeneron Pharmaceuticals, Inc.(a)	8,890	$4,965,421
Turning Point Therapeutics, Inc. - Class I(a)	3,306	257,934
Ultragenyx Pharmaceutical, Inc.(a)	2,793	266,312
Vertex Pharmaceuticals, Inc.(a)	36,976	7,455,471
Vir Biotechnology, Inc.(a)	5,054	238,953

		15,804,883

Health Care Equipment & Supplies – 1.6%
AtriCure, Inc.(a)	7,790	617,981
Edwards Lifesciences Corp.(a)	82,466	8,541,004
Insulet Corp.(a)	1,755	481,765
Medtronic PLC	118,866	14,754,836
Silk Road Medical, Inc.(a)	6,595	315,637
Zimmer Biomet Holdings, Inc.	40,636	6,535,081

		31,246,304

Health Care Providers & Services – 1.8%
Alignment Healthcare, Inc.(a)	10,494	245,245
Amedisys, Inc.(a)	2,570	629,470
Anthem, Inc.	24,966	9,532,019
Guardant Health, Inc.(a)	4,499	558,731
LifeStance Health Group, Inc.(a)	9,491	264,419
MEDNAX, Inc.(a)	30,030	905,404
UnitedHealth Group, Inc.(b)	60,104	24,068,046

		36,203,334

Life Sciences Tools & Services – 0.1%
10X Genomics, Inc.(a)	3,604	705,735
ICON PLC(a)	2,171	448,768
Repligen Corp.(a)	4,151	828,623

		1,983,126

Pharmaceuticals – 1.5%
Johnson & Johnson	33,623	5,539,053
Revance Therapeutics, Inc.(a)	7,756	229,888
Roche Holding AG (Sponsored ADR)	291,471	13,696,222
Zoetis, Inc.	51,058	9,515,169

		28,980,332

		114,217,979

Communication Services – 5.4%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	268,649	15,318,366

Entertainment – 0.4%
Electronic Arts, Inc.	54,437	7,829,674

Interactive Media & Services – 3.7%
Alphabet, Inc. - Class C(a)	17,531	43,938,296
Facebook, Inc. - Class A(a)	83,163	28,916,606

		72,854,902

Company	Shares	U.S. $ Value

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	13,116	$593,237

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.(a)	72,753	10,536,817

		107,132,996

Financials – 4.8%
Banks – 2.8%
Bank of America Corp.	416,154	17,158,029
Citigroup, Inc.	138,413	9,792,720
Comerica, Inc.	12,090	862,501
First Citizens BancShares, Inc./NC - Class A	1,040	866,050
First Hawaiian, Inc.	8,367	237,121
Pinnacle Financial Partners, Inc.	5,260	464,405
PNC Financial Services Group, Inc. (The)	37,488	7,151,211
Sterling Bancorp/DE	29,700	736,263
SVB Financial Group(a)	997	554,761
Synovus Financial Corp.	18,814	825,558
Texas Capital Bancshares, Inc.(a)	11,785	748,230
Umpqua Holdings Corp.	26,258	484,460
Webster Financial Corp.	13,422	715,929
Wells Fargo & Co.	295,432	13,380,115
Wintrust Financial Corp.	9,850	744,955
Zions Bancorp NA	11,171	590,499

		55,312,807

Capital Markets – 1.5%
Ares Management Corp. - Class A	10,303	655,168
CME Group, Inc. - Class A	29,685	6,313,406
Goldman Sachs Group, Inc. (The)	43,264	16,419,986
LPL Financial Holdings, Inc.	32,279	4,357,019
Moelis & Co.	8,547	486,239
Stifel Financial Corp.	12,165	789,022

		29,020,840

Consumer Finance – 0.0%
Fisker, Inc.(a)	10,640	205,139
OneMain Holdings, Inc.	7,367	441,357

		646,496

Diversified Financial Services – 0.0%
Voya Financial, Inc.	8,500	522,750

Insurance – 0.5%
American Financial Group, Inc./OH	5,442	678,726
Everest Re Group Ltd.	2,450	617,425
Goosehead Insurance, Inc. - Class A	2,540	323,342
Hanover Insurance Group, Inc. (The)	4,020	545,273
Inari Medical, Inc.(a)	6,308	588,410
Kinsale Capital Group, Inc.	2,334	384,573
Progressive Corp. (The)	57,322	5,629,594
Selective Insurance Group, Inc.	5,154	418,247

		9,185,590

Thrifts & Mortgage Finance – 0.0%
BankUnited, Inc.	16,000	683,040

		95,371,523

Company	Shares	U.S. $ Value

Industrials – 4.7%
Aerospace & Defense – 0.5%
AAR Corp.(a)	311	$12,051
Axon Enterprise, Inc.(a)	3,902	689,874
Howmet Aerospace, Inc.(a)	11,310	389,856
L3Harris Technologies, Inc.	40,328	8,716,897
Spirit AeroSystems Holdings, Inc. - Class A	15,220	718,232

		10,526,910

Air Freight & Logistics – 0.0%
XPO Logistics, Inc.(a)	4,194	586,699

Airlines – 0.3%
Alaska Air Group, Inc.(a)	8,914	537,603
SkyWest, Inc.(a)	13,082	563,442
Southwest Airlines Co.(a)	93,238	4,950,006

		6,051,051

Building Products – 0.1%
Armstrong World Industries, Inc.	3,548	380,558
Masonite International Corp.(a)	5,747	642,457
Trex Co., Inc.(a)	7,484	764,940

		1,787,955

Commercial Services & Supplies – 0.1%
ADT, Inc.	55,200	595,608
Copart, Inc.(a)	4,270	562,914
Herman Miller, Inc.	16,730	788,652

		1,947,174

Construction & Engineering – 0.4%
AECOM(a)	134,316	8,504,889

Electrical Equipment – 0.9%
AMETEK, Inc.	4,196	560,166
Eaton Corp. PLC	65,256	9,669,634
Regal Beloit Corp.	51,192	6,834,644

		17,064,444

Machinery – 0.2%
Crane Co.	6,146	567,706
Ingersoll Rand, Inc.(a)	11,390	555,946
Kennametal, Inc.	1,396	50,144
Middleby Corp. (The)(a)	3,450	597,747
Oshkosh Corp.	7,120	887,437
Timken Co. (The)	7,530	606,843

		3,265,823

Professional Services – 0.8%
Booz Allen Hamilton Holding Corp.	45,356	3,863,424
Jacobs Engineering Group, Inc.	4,020	536,348
Korn Ferry	11,120	806,756

Company	Shares	U.S. $ Value

Robert Half International, Inc.	106,683	$9,491,587

		14,698,115

Road & Rail – 1.0%
CSX Corp.	347,565	11,149,885
Knight-Swift Transportation Holdings, Inc.	168,754	7,671,557
TFI International, Inc.	5,660	516,135

		19,337,577

Trading Companies & Distributors – 0.4%
GATX Corp.	5,080	449,428
Herc Holdings, Inc.(a)	4,940	553,626
MRC Global, Inc.(a)	47,709	448,465
SiteOne Landscape Supply, Inc.(a)	4,210	712,584
United Rentals, Inc.(a)	18,685	5,960,701

		8,124,804

		91,895,441

Consumer Staples – 2.0%
Beverages – 0.3%
Coca-Cola Co. (The)	106,471	5,761,146

Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.	2,020	393,173
Costco Wholesale Corp.	13,270	5,250,541
Walmart, Inc.	81,495	11,492,425

		17,136,139

Food Products – 0.1%
Freshpet, Inc.(a)	3,615	589,100
Hain Celestial Group, Inc. (The)(a)	20,187	809,902
Nomad Foods Ltd.(a)	26,424	747,007
Oatly Group AB (ADR)(a)	13,211	323,141

		2,469,150

Household Products – 0.7%
Procter & Gamble Co. (The)(b)	97,251	13,122,077

Personal Products – 0.0%
Honest Co., Inc. (The)(a)	3,680	59,579

		38,548,091

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Campus Communities, Inc.	125,256	5,851,960
American Tower Corp.	20,542	5,549,216
Camden Property Trust	5,218	692,272
Cousins Properties, Inc.	13,977	514,074
CubeSmart	14,991	694,383
MGM Growth Properties LLC - Class A	19,650	719,583
Mid-America Apartment Communities, Inc.	48,644	8,192,623
Physicians Realty Trust	41,336	763,476
Prologis, Inc.	47,104	5,630,341
RLJ Lodging Trust	39,767	605,651
Safehold, Inc.	5,080	398,780

Company	Shares	U.S. $ Value

STAG Industrial, Inc.	21,970	$822,337

		30,434,696

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	95,165	8,050,007
IDACORP, Inc.	8,411	820,072
NextEra Energy, Inc.	139,709	10,237,876

		19,107,955

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	6,000	397,140

		19,505,095

Energy – 0.9%
Energy Equipment & Services – 0.0%
Dril-Quip, Inc.(a)	11,269	381,230

Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp.	74,515	7,804,701
Cimarex Energy Co.	8,927	646,761
EOG Resources, Inc.	95,456	7,964,849
HollyFrontier Corp.	18,355	603,879
Matador Resources Co.	14,580	525,026

		17,545,216

		17,926,446

Materials – 0.9%
Chemicals – 0.8%
FMC Corp.	3,610	390,602
GCP Applied Technologies, Inc.(a)	18,749	436,102
Innospec, Inc.	3,690	334,351
Linde PLC	24,196	6,995,064
LyondellBasell Industries NV - Class A	54,712	5,628,223
Orion Engineered Carbons SA(a)	22,745	431,927
Trinseo SA	8,755	523,899

		14,740,168

Containers & Packaging – 0.0%
Sealed Air Corp.	15,118	895,742

Metals & Mining – 0.1%
Carpenter Technology Corp.	17,001	683,780
Reliance Steel & Aluminum Co.	5,293	798,714

		1,482,494

Steel – 0.0%
Commercial Metals Co.	20,740	637,133

		17,755,537

Capital Goods – 0.0%
Electrical Components & Equipment – 0.0%
Vertiv Holdings Co.	20,410	557,193

Total Common Stocks (cost $519,865,508)		909,897,225

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 42.2%
Funds and Investment Trusts – 42.2%(c) (d)
AB All Market Real Return Portfolio - Class Z	16,806,689	$170,083,693
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	8,784,887	118,156,730
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	32,752,419	452,310,912
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,407,302	37,096,531
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,537,339	55,006,003

Total Investment Companies (cost $638,377,965)		832,653,869

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.1%
Options on Equity Indices – 1.1%
Euro STOXX 50 Index Expiration: Jun 2022; Contracts: 26,200; Exercise Price: EUR 3,150.00; Counterparty: UBS AG(a)	EUR	82,530,000	2,697,034
FTSE 100 Index Expiration: Apr 2022; Contracts: 5,720; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(a)	GBP	32,032,000	855,628
FTSE 100 Index Expiration: Jun 2022; Contracts: 5,670; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(a)	GBP	32,319,000	1,194,557
Nikkei 225 Index Expiration: Mar 2022; Contracts: 356,000; Exercise Price: JPY 23,750.00; Counterparty: UBS AG(a)	JPY	8,455,000,000	1,482,593
S&P 500 Index Expiration: May 2022; Contracts: 202,100; Exercise Price: USD 3,300.00; Counterparty: UBS AG(a)	USD	666,930,000	16,299,277

Total Options Purchased - Puts (premiums paid $30,444,712)			22,529,089

	Shares

SHORT-TERM INVESTMENTS – 11.1%
Investment Companies – 10.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $215,552,414)		215,552,414	215,552,414

	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.2%
U.S. Treasury Bill Zero Coupon, 09/09/2021 (cost $3,999,825)	$4,000	$3,999,611

Total Short-Term Investments (cost $219,552,239)		219,552,025

Total Investments – 100.5% (cost $1,408,240,424)(f)		1,984,632,208
Other assets less liabilities – (0.5)%		(9,928,135)

Net Assets – 100.0%		$1,974,704,073

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	957	September 2021	$101,331,659	$406,370
10 Yr Canadian Bond Futures	844	September 2021	99,079,445	1,016,302
Euro Buxl 30 Yr Bond Futures	27	September 2021	6,506,780	123,547
Euro STOXX 50 Index Futures	1,765	September 2021	84,875,490	(691,034)
Euro-BOBL Futures	73	September 2021	11,611,992	5,974
Euro-Bund Futures	68	September 2021	13,917,719	39,015
FTSE 100 Index Futures	712	September 2021	68,751,613	(1,219,923)
Hang Seng Index Futures	188	July 2021	34,661,463	(596,141)
Long Gilt Futures	293	September 2021	51,919,813	353,731
MSCI Singapore IX ETS Futures	1,269	July 2021	33,543,991	67,919
Nikkei 225 (OSE) Futures	58	September 2021	15,025,339	(34,460)
S&P 500 E-Mini Futures	1,362	September 2021	292,053,660	5,596,274
TOPIX Index Futures	179	September 2021	31,306,270	(186,732)
U.S. T-Note 2 Yr (CBT) Futures	652	September 2021	143,648,843	(214,338)
U.S. T-Note 10 Yr (CBT) Futures	3,356	September 2021	444,670,000	2,564,940
U.S. Ultra Bond (CBT) Futures	356	September 2021	68,596,750	2,448,073
Sold Contracts
10 Yr Japan Bond (OSE) Futures	72	September 2021	98,309,375	(224,004)
MSCI Emerging Markets Futures	1,360	September 2021	92,806,400	656,758
OMXS 30 Index Futures	1,012	July 2021	26,795,574	186,247
Russell 2000 E-Mini Futures	160	September 2021	18,462,400	183,328
S&P Mid 400 E Mini Futures	46	September 2021	12,385,040	246,259
S&P/TSX 60 Index Futures	196	September 2021	38,033,107	(139,611)
SPI 200 Futures	241	September 2021	32,636,761	(40,869)

				$10,547,625

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NOK	109,934	USD	13,186	07/15/2021	$416,976
Bank of America, NA	USD	44,814	NOK	381,042	07/15/2021	(556,364)
Bank of America, NA	CAD	13,688	USD	10,863	07/16/2021	(179,068)
Bank of America, NA	USD	16,317	CAD	20,210	07/16/2021	(13,849)
Bank of America, NA	EUR	6,183	USD	7,537	08/03/2021	201,088
Bank of America, NA	JPY	483,613	USD	4,452	08/19/2021	96,653
Barclays Bank PLC	USD	4,232	CAD	5,104	07/16/2021	(114,216)
BNP Paribas SA	SEK	30,088	USD	3,519	07/15/2021	2,862
BNP Paribas SA	SEK	16,018	USD	1,862	07/15/2021	(10,051)
BNP Paribas SA	USD	70,539	SEK	601,118	07/15/2021	(290,951)
BNP Paribas SA	USD	2,593	CAD	3,226	07/16/2021	8,392
BNP Paribas SA	USD	13,843	CAD	16,870	07/16/2021	(234,157)
Brown Brothers Harriman & Co.	JPY	483,613	USD	4,448	08/19/2021	92,905
Citibank, NA	SEK	76,325	USD	9,182	07/15/2021	262,635
Citibank, NA	USD	1,699	NOK	14,032	07/15/2021	(69,475)
Citibank, NA	USD	8,417	SEK	71,106	07/15/2021	(107,421)
Citibank, NA	USD	4,371	CAD	5,265	07/16/2021	(123,980)
Citibank, NA	USD	11,897	NZD	16,461	07/29/2021	(391,426)
Citibank, NA	EUR	48,860	USD	58,077	08/03/2021	102,785
Citibank, NA	GBP	31,303	USD	44,094	08/26/2021	786,471
Credit Suisse International	USD	55,614	CAD	68,688	07/16/2021	(202,551)
Credit Suisse International	CHF	7,068	USD	7,894	08/05/2021	247,657
Deutsche Bank AG	NOK	73,289	USD	8,797	07/15/2021	284,691
Deutsche Bank AG	USD	19,270	CAD	23,262	07/16/2021	(505,694)
Goldman Sachs Bank USA	NOK	51,545	USD	6,212	07/15/2021	225,556
Goldman Sachs Bank USA	CAD	13,688	USD	10,853	07/16/2021	(189,119)
Goldman Sachs Bank USA	USD	8,835	CAD	10,648	07/16/2021	(245,391)
Goldman Sachs Bank USA	CHF	47,022	USD	51,598	08/05/2021	732,006
HSBC Bank USA	USD	16,254	SEK	136,701	07/15/2021	(278,488)
HSBC Bank USA	CAD	13,688	USD	10,838	07/16/2021	(203,814)
HSBC Bank USA	EUR	7,107	USD	8,719	08/03/2021	285,633
JPMorgan Chase Bank, NA	SEK	276,635	USD	32,170	07/15/2021	(158,387)
JPMorgan Chase Bank, NA	USD	4,367	CAD	5,265	07/16/2021	(119,650)
Morgan Stanley & Co., Inc.	NOK	73,289	USD	8,772	07/15/2021	259,542
Morgan Stanley & Co., Inc.	SEK	72,348	USD	8,758	07/15/2021	302,791
Morgan Stanley & Co., Inc.	SEK	46,106	USD	5,387	07/15/2021	(781)
Morgan Stanley & Co., Inc.	USD	18,338	NOK	157,107	07/15/2021	(89,898)
Morgan Stanley & Co., Inc.	CAD	8,927	USD	7,371	07/16/2021	170,340
Morgan Stanley & Co., Inc.	USD	4,365	CAD	5,265	07/16/2021	(117,908)
Morgan Stanley & Co., Inc.	USD	8,203	JPY	893,194	08/19/2021	(159,720)
Morgan Stanley & Co., Inc.	AUD	22,399	USD	17,354	08/25/2021	551,987
Natwest Markets PLC	NOK	86,822	USD	10,371	07/15/2021	286,525
Natwest Markets PLC	USD	10,612	NOK	86,990	07/15/2021	(508,487)
Natwest Markets PLC	EUR	11,411	USD	13,579	08/03/2021	39,444
Natwest Markets PLC	GBP	10,410	USD	14,415	08/26/2021	12,581
Standard Chartered Bank	CAD	13,688	USD	10,909	07/16/2021	(132,592)
UBS AG	CAD	8,927	USD	7,369	07/16/2021	167,952
UBS AG	CHF	829	USD	902	08/05/2021	5,191
UBS AG	USD	7,803	CHF	7,033	08/05/2021	(194,996)

						$344,229

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(g)	UBS AG	5,720	GBP	5,600.00	April 2022	GBP	32,032	$832,104	$(855,628)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	15,036	09/17/2021	$ (42,553)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $605,698,211 and gross unrealized depreciation of investments was $(18,480,650), resulting in net unrealized appreciation of $587,217,561.

(g)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$909,897,225	$—	$—	$909,897,225
Investment Companies	832,653,869	—	—	832,653,869
Options Purchased - Puts	—	22,529,089	—	22,529,089
Short-Term Investments:
Investment Companies	215,552,414	—	—	215,552,414
U.S. Treasury Bills	—	3,999,611	—	3,999,611

Total Investments in Securities	1,958,103,508	26,528,700	—	1,984,632,208
Other Financial Instruments(b):
Assets:
Futures	13,894,737	—	—	13,894,737
Forward Currency Exchange Contracts	—	5,542,663	—	5,542,663
Liabilities:
Futures	(3,347,112)	—	—	(3,347,112)
Forward Currency Exchange Contracts	—	(5,198,434)	—	(5,198,434)
Put Options Written	—	(855,628)	—	(855,628)
Total Return Swaps	—	(42,553)	—	(42,553)

Total	$1,968,651,133	$25,974,748	$—	$1,994,625,881

(a)	See the Schedule of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

									Distributions
Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2021 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$92,201	$565,055		$441,704		$0	$0	$215,552	$17	$0
AB All Market Real Return Portfolio	125,304	4,754		0		0	40,026	170,084	4,754	0
Bernstein Fund, Inc.-International Small Cap Portfolio	90,463	1,183		0		0	26,511	118,157	1,183	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	309,359	163,006	(a)	123,216		5,637	97,525	452,311	4,394	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	24,953	160		0		0	11,984	37,097	160	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	41,032	947		0		0	13,027	55,006	947	0
Sanford C. Bernstein Fund, Inc. - International Portfolio	176,692	1,116		158,612	(a)	0	(19,196)	0	1,116	0
Total	$860,004	$736,221		$723,532		$5,637	$169,877	$1,048,207	$12,571	$0

(a)	Includes $158,612,012 of purchases/sales resulting from the merger of the International Portfolio into the International Strategic Equities Portfolio, which took place on December 4, 2020.